COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices and classrooms under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases as of December 31, 2012 were as follows:

Amount
RMB

2013	127,029
2014	116,185
2015	78,052
2016	51,817
2017	29,781
Thereafter	116,276
Total	519,140

Rent expenses for all cancelable and non-cancelable leases were approximately RMB 98,913, RMB 131,595 and RMB 192,315 for years ended December 31, 2010, 2011 and 2012, respectively.

Capital commitment

Amount
RMB
Capital commitment for construction of Tianjin Campus	49,391

On March 9, 2011, the Group entered into an agreement with two third parties to build Tianjin Campus and prepaid RMB 65,609 accordingly. According to the agreement, the total investment on this project was RMB 115,000 and the remaining portion would be payable upon the completion of the Campus. However, the construction of the Campus has postponed due to the lack of confidence from the two third parties impacted by the negative publicity of the Company since 2012. Till May of 2014, the management is in the process of negotiating with the two third parties seeking of a solution.

Contingencies

1) Kaidi

In August 2010, Beijing Kaidi Chenguang Education Science Technology Development Co., Ltd. (“Kaidi”) initiated an action against Ambow Shida, and Ambow Online in the Haidian District Court in Beijing, PRC, alleging copyright infringement related to the Group’s Core Ebopo English and Ebopo English products. Kaidi applied to the court for an order that would require the defendants to stop the infringement, apologize publicly and pay the plaintiff damages in the amount of RMB 11.0 million. Ambow Shida and Ambow Online replied to the accusation, and Kaidi voluntarily withdrew the lawsuit after the first hearing for the preliminary evidence. In December 2010, Kaidi re-filed its claim for copyright infringement in the court, against Ambow Shida and Ambow Online. Ambow Shida and Ambow Online replied to the accusation. The court held a hearing to review the preliminary evidence in March 2011, and adjourned the case. On June 18, 2013, the court rejected Kaidi’s appeal. Kaidi re-filed again, on August 28, 2013, the court rejected Kaidi’s appeal and affirmed the original verdict, which is the final verdict. The Group believes it has no further obligation.

2) Mintel

In March 2011, Mintel Learning Technology, Inc. (“Mintel”) filed a complaint against the Company and the Company’s President and CEO, Dr. Jin Huang, in U.S. District Court for the Northern District of California, alleging a claim of trade secret misappropriation. On January 6, 2012, the Court granted Ambow’s motion to dismiss the complaint for failure to state a claim. In an amended complaint filed on January 12, 2012, Mintel dropped its claim against Dr. Huang. Mintel maintained its claim against Ambow for trade secret misappropriation. In an order dated March 8, 2012, the Court denied Ambow’s motion to dismiss the amended complaint. On May 31, 2012, Mintel filed for bankruptcy relief under for Chapter 7 of the Bankruptcy Code in the U.S. Bankruptcy Court for the Central District of California, Heide Kurtz was appointed the Chapter 7 trustee (“Mintel Trustee”). On or about January 21, 2014, the Company and Mintel Trustee reached a tentative settlement, which was formalized on or about February 17, 2014. The key terms of the settlement includes: a) a payment of RMB 817 (US$ 130) to be paid to the Mintel Trustee in two installments (which was fully paid on March 10, 2014); b) the Mintel Trustee agreed to dismiss the Action, with prejudice, no later than June 10, 2014. The Group has recognized the liability of US$100 as of December 31, 2012. And the lawsuit was subsequently dismissed with prejudice on June 10, 2014.

3) Skillsoft

In April 2012, Skillsoft Asia Pacific Pty Ltd (“Skillsoft”) filed a statement of claim against the Company in the High Court of the Hong Kong Special Administrative Region Court of First Instance alleging breach of contract. The complaint seeks a declaration that the contract between the Company and Skillsoft remains in full force and effect as well as monetary damages, interest and costs. On 12 December 2013, the Hong Kong court has ordered a summary judgment in favor of Skillsoft for US$ 0.6 million with interest from October 2011, which has been accrued as of December 31, 2012.  In addition, Skillsoft filed two claims: a) on June 7, 2013, seeking a payment of approximately RMB 15,575 (US$ 2,500) for breach of the contract and approximately RMB 12,460 (US$ 2,000) in respect of invoices for pre-paid licensing fees; b) on October 21, 2013 seeking a payment of approximately RMB 12,460 (US$ 2,000) for breach of the contract. A without prejudice offer for settlement was made on 18 June 2014: the Company pays to Skillsoft the sum of US$0.6 million with interest (US$107 as at 12 June 2014) and costs (estimated at HK$ 388 and yet to be agreed). Subsequently the offer of settlement was not accepted by Skillsoft prior to expiry on 3 July 2014 and has accordingly lapsed. The Company believes that it is still too early to assess the potential outcome of Skillsoft’s claim but intends to defend itself vigorously.

4) California allegations

On June 11, 2012, the Company was named as a defendant in a putative securities class action filed in the U.S. District Court for the Central District of California. The complaint also named as defendants current officer of Ambow, Jin Huang, and former officer Paul Chow. On June 22, 2012, a second putative securities class action complaint was filed in the Central District of California against Ambow, Chow and Huang. On November 19, 2012, the Judge issued an order consolidating the two cases and appointing Tianqing Zhang as lead plaintiff. On February 18, 2013, plaintiffs filed a consolidated amended complaint against Ambow and eight individual defendants, sought recovery on behalf of all persons and entities that purchased or otherwise acquired Ambow’s American Depositary Shares on the New York Exchange from the date of its initial public offering on August 5, 2010 through July 5, 2012 for allegedly false and misleading statements concerning Ambow’s operations and financial results in the Company’s public filings with the U.S. Securities and Exchange Commission. On May 3, 2013, plaintiffs filed a second consolidated amended Complaint. On March 17, 2014, plaintiffs filed a third amended complaint asserting the same claims against the same defendants. On March 24, 2014, Judge entered a scheduling order pursuant to which defendants’ motions to dismiss the third amended complaint are due by May 19, 2014. On or around May 12, 2014, counsel for the parties agreed upon the principal terms of a settlement. The settlement provides for a total payment of US$ 1,500 by the Company’s insurer to the plaintiff class, in exchange for complete dismissal and release of all claims that were or could have been asserted in the action against the Company and named defendants.